Revenue	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
Revenue

10	Revenue

For the six-month periods ended June 30, 2025 and 2026, revenue recognized was S$63,337 and S$619,397, respectively. Revenue is derived primarily from professional service revenue related to our carbon solution service.

In the following table, revenue is disaggregated by the timing of revenue recognition.

	June 30,2025	June 30, 2026	June 30, 2026
	Unaudited	Unaudited	Unaudited
	S$	S$	US$
Over time	38,535	619,397	478,608
Point in time	24,802	-	-
Total revenues	63,337	619,397	478,608